Fair Value Measurements - Assets and liabilities that were recognized at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Fair value of assets		$ 3,644
Liabilities
Fair value of liabilities	$ 13,878	7,075
Earn-out
Liabilities
Fair value of liabilities	11,100	7,075
Interest rate swap
Assets
Fair value of assets		3,644
Liabilities
Fair value of liabilities	2,778
Level 2
Assets
Fair value of assets		3,644
Liabilities
Fair value of liabilities	2,778
Level 2 | Interest rate swap
Assets
Fair value of assets		3,644
Liabilities
Fair value of liabilities	2,778
Level 3
Liabilities
Fair value of liabilities	11,100	7,075
Level 3 | Earn-out
Liabilities
Fair value of liabilities	$ 11,100	$ 7,075